Short-term Borrowings	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Short-term Borrowings
8.
SHORT-TERM BORROWINGS

	As of December 31,
	2024	2025
	US$	US$
Short-term bank borrowings (i)	6,724,904	4,268,154
Loans from investor C (ii)	2,086,695	2,134,077
Short-term borrowings	8,811,599	6,402,231
(i)
Short-term bank borrowings

Short-term bank borrowings consist of RMB denominated borrowings from financial institutions in the PRC that are repayable within one year. The weighted average interest rates for the outstanding short-term bank borrowings as of December 31, 2024 and 2025 were 3.42% and 2.72%, respectively. As of December 31, 2024 and 2025, the repayments of all short-term bank borrowings are guaranteed by the Founders or third parties except for two loans from Bank of Beijing that started on December 30, 2024, and December 28, 2025. As of December 31, 2024 and 2025, the Company had outstanding short-term bank loan balances payable to the following financial institutions:

			As Of December 31,
			2024	2025
Lender	Interest Rate	Maturity Date	US$	US$
Bank of Beijing Fuyu Sub-branch	3.45%, 3.10% and 3.00%	June 28, 2025, December 27, 2025 and December 27, 2026	2,782,260	1,422,718
Bank of China Beijing Guomao Sub-branch	2.30% and 2.15%	March 29, 2025, May 30, 2025 and March 12, 2026	1,391,130	1,422,718
China Merchants Bank Beijing Dayuncun Sub-branch	3.40% and 2.30%	From March 8, 2025 to May 9, 2025 and June 24, 2026	1,855,949	1,422,718
Bank of Nanjing Beijing Branch	4.50%	January 24, 2025	695,565	-
Total Short-term borrowings			6,724,904	4,268,154

In December 2024, the Company entered into a revolving credit facility agreement with the Bank of Beijing Fuyu Sub‑branch for an aggregate principal amount of US$1.4 million. The facility matures on December 27, 2026 and allows the Company to draw, repay, and redraw funds at its discretion, subject to the terms of the agreement. As of December 31, 2024 and 2025, the outstanding borrowings under the facility were US$1.4 million, representing the full amount of the facility drawn on both dates.

On March 9, 2026, the Company repaid all outstanding borrowings due to Bank of China Beijing Guomao Sub-branch as of December 31, 2025. Subsequently, on March 12, 2026, the Company obtained a new one‑year borrowing of US$1.4 million from the same bank. The borrowing bears an annual interest rate of 2.24%.

On March 31, 2025, the Company obtained a new borrowing of US$1.4 million from China Merchants Bank Beijing Dayuncun Sub-branch, with a maturity date of December 18, 2026. The borrowing bears an annual interest rate of 2.3%.

(ii)
Loans from investor C

On May 27, 2024, the Company and Beijing X-Charge Technology Co., Ltd. (“X-Charge Technology”) entered into an adjustment agreement on the convertible loan investment with investor C, pursuant to which all parties agreed that X-Charge Technology shall repay the loan principal in the amount of RMB15 million (equivalent to US$2.1 million) and applicable interest to investor C upon 180 days after the consummation of a qualified IPO (see Note 9).

Subsequently, the qualified IPO was consummated, making the total outstanding amount of RMB 16.13 million (approximately US$2.26 million), comprising principal and accrued interest, due on March 10, 2025. The Company failed to repay by this date, and pursuant to the agreement, overdue principal accrues default interest at a simple rate of 12% per annum from the date of default until full repayment.

On October 28, 2025, X-Charge Technology received a formal notice of arbitration from the China International Economic and Trade Arbitration Commission (“CIETAC”). The notice states that a claim was filed by Investor C seeking repayment of the outstanding principal and interest totaling RMB16.71 million (equivalent to US$2.33 million), plus default interest accruing at an annual rate of 12% from March 9, 2025, as well as recovery of its legal fees and arbitration costs. The claim also demands joint and several liability from the Company, its German subsidiary, and its founders, Mr. Ding Rui and Mr. Hou Yifei. As of the date these financial statements were authorized for issue, the arbitration is pending, and no hearing has been scheduled.

In connection with this matter, as of December 31, 2025, the Group had recognized a provision of RMB17.6 million (approximately US$2.5 million) for outstanding principal, accrued interest, and default interest accrued up to the balance sheet date, and had restricted cash of RMB16.9 million (approximately US$2.4 million) due to asset preservation measures on certain bank accounts. The Group concluded that the ultimate outcome of this arbitration would not have a material adverse effect on the Group's results of operations, consolidated financial condition, or cash flows.